6. Premises and Equipment / Real Estate held for Sale	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Premises and Equipment / Real Estate held for Sale

Premises and equipment are comprised of the following:

	2016	2015

Land	$7,471	$9,150
Bank Premises	13,681	14,299
Equipment	15,314	15,258
	36,466	38,707
Less: accumulated depreciation	18,770	18,133
Construction in progress	118	38
	$17,814	$20,612

Depreciation expense was $967 and $933 for 2016 and 2015, respectively.

The Company also has $1,680 of Real Estate held for sale. This consists of four vacant lots that were originally purchased for future branch expansion and/or bank operations and one property that was used for various back office departments. The Company is now actively marketing these five properties.